Cover	Apr. 22, 2022
Cover [Abstract]
Entity Registrant Name	RIGHT ON BRANDS, INC.
Entity Central Index Key	0001580262
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 22, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-1994478
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55704
Entity Address Address Line 1	6510 Dalrock Road
Entity Address Address Line 2	Ste 100
Entity Address City Or Town	Rowlett
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75089
City Area Code	214
Local Phone Number	736-7252